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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713)626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/09

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings
November 30, 2009

invescoaim.com	CM-I-TST-QTR-1 11/09	Invesco Aim Advisors, Inc.

AIM Treasurer’s Series Trust
Schedule of Investments
November 30, 2009
(Unaudited)
Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—67.72%(a)

Asset-Backed Securities — Commercial Loans/Leases—6.44%

Atlantis One Funding Corp. (b)(c)	0.22%	02/08/10	$80,000	$79,966,267
Atlantis One Funding Corp. (b)(c)	0.40%	02/09/10	75,000	74,941,667
Atlantis One Funding Corp. (b)(c)	0.40%	02/16/10	40,000	39,965,778
Edison Asset Securitization, LLC (b)	0.43%	12/30/09	50,000	49,982,680

				244,856,392

Asset-Backed Securities — Consumer Receivables—8.10%(b)

Barton Capital LLC (b)	0.23%	12/10/09	100,000	99,994,250
Barton Capital LLC (b)	0.24%	01/19/10	45,000	44,985,300
Bryant Park Funding LLC (b)	0.17%	12/16/09	29,000	28,997,946
Old Line Funding, LLC (b)	0.32%	02/12/10	25,000	24,983,777
Sheffield Receivables Corp. (b)	0.22%	01/08/10	50,000	49,988,389
Thunder Bay Funding, LLC (b)	0.23%	01/04/10	59,207	59,194,139

				308,143,801

Asset-Backed Securities — Fully Backed—2.33%

Straight-A Funding LLC -Series 1, (CEP-Federal Financing Bank) (b)	0.21%	01/11/10	88,730	88,708,779

Asset-Backed Securities — Fully Supported Bank—8.62%(b)

Concord Minutemen Capital Co., LLC -Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.45%	12/11/09	125,000	124,984,375
Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.30%	01/12/10	50,000	49,982,500
Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)	0.40%	12/10/09	30,000	29,997,000
Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)	0.50%	01/08/10	50,000	49,973,611
LMA-Americas LLC (CEP-Credit Agricole S.A.) (b)(c)	0.20%	12/22/09	20,000	19,997,667
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.22%	01/20/10	28,000	27,991,445
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.28%	01/05/10	25,000	24,993,194

				327,919,792

Asset-Backed Securities — Multi-Purpose—7.51%

Charta LLC (b)	0.17%	12/21/09	100,000	99,990,556
Ciesco, LLC (b)	0.16%	12/08/09	50,000	49,998,444
Regency Markets No. 1, LLC (b)(c)	0.19%	12/29/09	40,522	40,516,012
Regency Markets No. 1, LLC (b)(c)	0.22%	01/13/10	50,000	49,986,861
Tulip Funding Corp. (b)(c)	0.27%	12/01/09	45,000	45,000,000

				285,491,873

Asset-Backed Securities — Securities—6.86%

Cancara Asset Securitisation Ltd./LLC (b)(c)	0.22%	12/14/09	21,000	20,998,332
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.28%	01/19/10	100,000	99,961,889
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.30%	01/13/10	30,000	29,989,250
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.32%	12/10/09	40,000	39,996,800
Newport Funding Corp. (b)	0.25%	12/18/09	70,000	69,991,736

				260,938,007

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks—18.26%

Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)	0.32%	04/16/10	$100,000	$99,879,111
Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)	0.43%	01/15/10	45,000	44,975,812
BNP Paribas Finance, Inc. (c)	0.24%	01/14/10	75,000	74,978,000
Dexia Delaware LLC (c)	0.22%	12/07/09	50,000	49,998,167
ING (US) Funding LLC (c)	0.18%	12/23/09	40,000	39,995,722
ING (US) Funding LLC (c)	0.18%	12/18/09	150,000	149,987,250
Royal Bank of Scotland PLC (c)	0.29%	12/08/09	50,000	49,997,181
Societe Generale North America, Inc. (c)	0.20%	12/10/09	75,000	74,996,250
Societe Generale North America, Inc. (c)	0.25%	03/24/10	85,000	84,934,633
Societe Generale North America, Inc. (c)	0.35%	01/25/10	25,000	24,986,823

				694,728,949

Life & Health Insurance—2.21%

Metlife Short-Term Funding LLC (b)	0.24%	12/23/09	84,000	83,987,680

Municipal Commercial Paper—0.26%

Wisconsin (State of) Health and Educational Facilities Authority (Ministry Health Cares, Inc.); Series 2009 A, Commercial Paper VRD RB (LOC-U.S. Bank, N.A.) (d)(e)	0.28%	02/09/10	10,000	10,000,000

Regional Banks—7.13%

ANZ National (Int’l) Ltd. (b)(c)	0.24%	12/14/09	45,000	44,996,100
ANZ National (Int’l) Ltd. (b)(c)	0.30%	01/04/10	25,000	24,992,917
ASB Finance Ltd. (b)(c)	0.29%	12/07/09	43,500	43,497,897
ASB Finance Ltd. (b)(c)	0.32%	01/11/10	40,000	39,985,422
Banque et Caisse d’Epargne de l’Etat (c)	0.29%	12/09/09	25,000	24,998,389
Westpac Banking Corp. (b)(c)	0.37%	02/12/10	43,000	42,967,738
Westpac Banking Corp. (b)(c)	0.40%	02/17/10	50,000	49,956,667

				271,395,130

Total Commercial Paper (Cost $2,576,170,403)				2,576,170,403

Certificates of Deposit—19.37%

ABN AMRO Bank N.V.	0.74%	12/30/09	50,000	50,017,693
Banco Bilbao Vizcaya Argentaria, S.A.	0.26%	12/24/09	30,000	30,000,862
Bank of Nova Scotia (d)	0.24%	12/06/10	50,000	50,000,000
Calyon	0.65%	02/01/10	50,000	50,004,272
Calyon	0.68%	09/16/10	50,000	50,000,000
Calyon	0.70%	09/10/10	50,000	50,000,000
Commonwealth Bank of Australia (United Kingdom) (c)	0.31%	12/01/09	50,000	50,000,000
Lloyds TSB Bank PLC	0.20%	12/03/09	35,000	35,000,000
Rabobank Nederland (d)	0.40%	03/12/10	50,000	50,000,000
Royal Bank of Canada (d)	0.24%	11/04/10	47,000	47,000,000
Royal Bank of Canada	0.30%	03/23/10	50,000	50,000,000
Royal Bank of Canada (d)	0.50%	12/16/09	50,000	50,000,000
Royal Bank of Scotland PLC	0.25%	12/04/09	100,000	100,000,000
Toronto-Dominion Bank	1.40%	12/11/09	75,000	75,000,000

Total Certificates of Deposit (Cost $737,022,827)				737,022,827

U.S. Government Sponsored Agency Securities—1.32%

Federal Home Loan Bank (FHLB)—1.32%

Federal Home Loan Bank Unsec. Floating Rate Bonds (d) (Cost $49,999,999)	0.28%	05/21/10	50,000	49,999,999

Medium-Term Notes—0.55%(d)

U.S. Bancorp,
Series P, Sr. Unsec. Floating Rate MTN	0.28%	05/28/10	1,273	1,273,000
Series R, Sr. Unsec. Floating Rate MTN	0.68%	05/06/10	6,034	6,045,541
Series R, Sr. Unsec. Floating Rate MTN	0.73%	06/04/10	13,410	13,440,271

Total Medium-Term Notes (Cost $20,758,812)				20,758,812

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes—0.41%(e)

Letter of Credit Enhanced—0.41%(f)

Atlanticare Health Services, Inc.; Series 2003, Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (Cost $15,755,000)	0.25%	10/01/33	$15,755	$15,755,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—89.37% (Cost $3,399,707,041)				3,399,707,041

			Repurchase
			Amount
Repurchase Agreements—10.60%(g)
BNP Paribas Securities Corp., Joint agreement dated 11/30/09, maturing value of $750,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,652; 0%-5.38%, 01/04/10-06/12/17)	0.16%	12/01/09	90,070,063	90,069,663
Morgan Stanley, Joint agreement dated 11/30/09, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,090; 2.00%-2.38%, 01/15/26-01/15/27)	0.20%	12/01/09	313,335,174	313,333,433

Total Repurchase Agreements (Cost $403,403,096)				403,403,096

TOTAL INVESTMENTS—99.97% (Cost $3,803,110,137) (h)(i)				3,803,110,137

OTHER ASSETS LESS LIABILITIES—0.03%				1,182,940

NET ASSETS—100.00%				$3,804,293,077

Investment Abbreviations:
CEP	— Credit Enhancement Provider

LOC	— Letter of Credit

MTN	— Medium-Term Notes

Sr.	— Senior

RB	— Revenue Bonds

Unsec.	— Unsecured

VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2009 was $1,866,313,613, which represented 49.06% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.7%; Netherlands: 11.3%; France: 8.0%; Australia: 6.5%; other countries less than 5% each: 5.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1E.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Scotland PLC	5.3%
Atlantis One Funding Corp.	5.1
Cancara Asset Securitisation Ltd.	5.0
See accompanying notes which are an integral part of this schedule.

AIM Treasurer’ Series Trust
Schedule of Investments
November 30, 2009
(Unaudited)
Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—61.03%

Federal Farm Credit Bank (FFCB)—10.19%

Disc. Notes (a)	0.50%	03/30/10	$10,000	$9,983,472
Floating Rate Bonds (b)	0.32%	12/21/09	10,000	9,992,451
Floating Rate Bonds (b)	0.62%	12/21/09	25,000	25,000,000
Floating Rate Bonds (b)	0.14%	12/28/09	35,000	34,991,584
Floating Rate Bonds (b)	0.13%	08/17/10	35,000	34,998,738
Floating Rate Bonds (b)	0.18%	04/14/11	15,000	14,995,833
Unsec. Floating Rate Bonds (b)	0.15%	09/01/10	16,000	15,997,631

				145,959,709

Federal Home Loan Bank (FHLB)—27.15%

Unsec. Bonds	0.50%	02/08/10	15,000	14,998,556
Unsec. Bonds	0.31%	02/22/10	10,000	9,999,385
Unsec. Bonds	0.92%	04/09/10	10,000	10,014,485
Unsec. Bonds	0.55%	06/03/10	10,000	10,000,000
Unsec. Bonds	0.55%	06/04/10	15,000	15,023,334
Unsec. Bonds	0.55%	06/10/10	25,000	24,984,563
Unsec. Disc. Notes (a)	0.53%	12/07/09	10,000	9,999,117
Unsec. Disc. Notes (a)	0.11%	01/06/10	15,050	15,048,269
Unsec. Disc. Notes (a)	0.31%	01/22/10	10,000	9,995,522
Unsec. Disc. Notes (a)	0.26%	02/12/10	20,000	19,989,456
Unsec. Disc. Notes (a)	0.17%	04/26/10	19,000	18,986,515
Unsec. Disc. Notes (a)	0.48%	05/05/10	5,164	5,153,328
Unsec. Floating Rate Bonds (b)	0.48%	01/19/10	20,000	20,000,000
Unsec. Floating Rate Bonds (b)	0.62%	02/04/10	50,000	50,000,000
Unsec. Floating Rate Bonds (b)	0.76%	02/26/10	25,000	24,999,214
Unsec. Floating Rate Bonds (b)	0.07%	10/22/10	15,000	14,985,599
Unsec. Floating Rate Bonds (b)	0.15%	11/18/10	12,500	12,495,441
Unsec. Floating Rate Bonds (b)	0.25%	05/25/11	10,000	10,000,000
Unsec. Floating Rate Global Bonds (b)	0.15%	12/23/09	30,000	29,997,804
Unsec. Floating Rate Global Bonds (b)	0.15%	12/28/09	15,000	14,999,678
Unsec. Floating Rate Global Bonds (b)	0.12%	01/08/10	25,000	24,999,308
Unsec. Floating Rate Global Bonds (b)	0.13%	07/09/10	12,000	11,996,501
Unsec. Global Bonds	0.50%	10/19/10	10,000	9,999,507

				388,665,582

Federal Home Loan Mortgage Corp. (FHLMC)—13.69%

Global Notes	2.38%	05/28/10	10,000	10,104,851
Unsec. Disc. Notes (a)	0.28%	01/25/10	7,700	7,696,706
Unsec. Disc. Notes (a)	0.42%	02/08/10	10,000	9,991,950
Unsec. Disc. Notes (a)	0.21%	04/19/10	12,500	12,489,865
Unsec. Disc. Notes (a)	0.17%	04/26/10	10,000	9,993,105
Unsec. Disc. Notes (a)	0.43%	05/17/10	7,000	6,985,875
Unsec. Disc. Notes (a)	0.21%	05/18/10	15,000	14,985,300
Unsec. Disc. Notes (a)	0.22%	05/25/10	15,881	15,864,016
Unsec. Disc. Notes (a)	0.25%	06/21/10	13,655	13,635,845
Unsec. Floating Rate Global Notes (b)	0.13%	12/16/09	25,000	24,996,212
Unsec. Floating Rate Global Notes (b)	0.19%	05/04/11	17,065	17,060,143

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’ Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)—(continued)

Unsec. Floating Rate MTN (b)	0.14%	02/09/10	$25,000	$25,000,000
Series M006, Class A, Taxable Multi-Family VRD Ctfs. (b)(c)	0.65%	10/15/45	27,192	27,191,873

				195,995,741

Federal National Mortgage Association (FNMA)—9.79%

Sr. Unsec. Global Notes	3.25%	02/10/10	9,100	9,149,867
Unsec. Disc. Notes (a)	1.00%	12/03/09	10,000	9,999,444
Unsec. Disc. Notes (a)	0.28%	02/03/10	5,000	4,997,467
Unsec. Disc. Notes (a)	0.16%	04/06/10	10,000	9,994,400
Unsec. Disc. Notes (a)	0.19%	04/14/10	15,000	14,989,392
Unsec. Disc. Notes (a)	0.18%	05/05/10	10,000	9,992,250
Unsec. Disc. Notes (a)	0.25%	07/19/10	10,000	9,984,028
Unsec. Floating Rate Global Notes (b)	0.17%	07/13/10	40,000	39,991,531
Unsec. Global Notes	2.50%	04/09/10	16,500	16,634,083
Unsec. Global Notes	3.00%	07/12/10	14,192	14,431,150

				140,163,612

Overseas Private Investment Corp. (OPIC)—0.21%

Gtd. VRD COP, Bonds (b)(c)	0.18%	03/15/19	3,000	3,000,000

Total U.S. Government Sponsored Agency Securities (Cost $873,784,644)				873,784,644

U.S. Treasury Bills—4.54%(a)

U.S. Treasury Bills	0.26%	12/03/09	25,000	24,999,646
U.S. Treasury Bills	0.30%	12/10/09	15,000	14,998,856
U.S. Treasury Bills	0.20%	04/01/10	15,000	14,989,917
U.S. Treasury Bills	0.26%	06/17/10	10,000	9,985,975

Total U.S. Treasury Securities (Cost $64,974,394)				64,974,394

TOTAL INVESTMENTS (excluding Repurchase Agreements)—65.57% (Cost $938,759,038)				938,759,038

			Repurchase
			Amount

Repurchase Agreements—34.39%(d)

Barclays Capital Inc., Term joint agreement dated 11/30/09, aggregate maturing value of $500,166,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,984; 0%-10.35%, 03/23/12-04/15/30)	0.13%	01/19/10	50,016,611	50,000,000
Barclays Capital Inc., Joint agreement dated 11/30/09, aggregate maturing value of $690,395,199 (collateralized by U.S. Treasury obligations valued at $704,200,263; 4.38%-7.13%, 02/15/23-11/15/39)	0.15%	12/01/09	142,423,890	142,423,296
BNP Paribas Securities Corp., Term joint agreement dated 11/30/09, aggregate maturing value of $300,055,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,001,409; 0%-9.65%, 12/07/09-09/15/39)	0.11%	01/15/10	50,009,167	50,000,000
BNP Paribas Securities Corp., Term joint agreement dated 11/30/09, aggregate maturing value of $500,151,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,629; 0%-6.13%, 12/15/09-08/19/39)	0.12%	01/22/10	50,015,167	50,000,000
Credit Suisse Securities (USA) LLC, Term joint agreement dated 11/30/09, aggregate maturing value of $500,038,750 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,105; 0%, 12/31/09-05/19/10)	0.09%	12/14/09	50,003,875	50,000,000
Deutshce Bank Securities Inc., Term joint agreement dated 11/30/09, aggregate maturing value of $300,099,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,990; 0%-2.80%, 05/26/10-11/05/14)	0.13%	01/08/10	50,016,611	50,000,000
RBC Capital Markets Corp., Joint agreement dated 11/30/09, aggregate maturing value of $750,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,179; 0%-8.13%, 12/04/09-04/15/42)	0.16%	12/01/09	50,000,222	50,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’ Series Trust

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—(continued)

RBS Securities Inc., Term joint agreement dated 11/30/09, aggregate maturing value of $250,044,306 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,342; 0%-9.38%, 05/10/11-04/15/30)	0.11%	12/16/09	$50,008,861	$50,000,000

Total Repurchase Agreements (Cost $492,423,296)				492,423,296

TOTAL INVESTMENTS—99.96% (Cost $1,431,182,334) (e)				1,431,182,334

OTHER ASSETS LESS LIABILITIES—0.04%				536,706

NET ASSETS—100.00%				$1,431,719,040

Investment Abbreviations:
COP	— Certificates of Participation

Ctfs.	— Certificates

Disc.	— Discounted

Gtd.	— Guaranteed

MTN	— Medium-Term Notes

Sr.	— Senior

Unsec.	— Unsecured

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(d)	Principal amount equals value at period end. See Note 1E.

(e)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust
Schedule of Investments
November 30, 2009
(Unaudited)
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.35%

Alabama—2.44%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.34%	10/01/32	$3,783	$3,783,000
Geneva (County of) Industrial Development Board (Brooks AG Co., Inc.); Series 2002, VRD RB (CEP-Federal Home Loan Bank of Atlanta) (a)(b)	0.46%	03/01/14	1,820	1,820,000
Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.) (a)(c)	0.38%	07/01/15	2,605	2,605,000

				8,208,000

Arizona—4.33%

Apache (County of) Industrial Development Authority (Tucson Electric Power Company-Springerville); Series 1983 B, VRD IDR (LOC- Bank of New York Mellon) (a)(c)	0.35%	12/15/18	8,900	8,900,000
Glendale (City of); Series 2000, Limited Tax GO Bonds (d)(e)	5.38%	07/01/10	500	513,803
Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Bank of San Francisco) (a)	0.32%	10/01/25	5,130	5,130,000

				14,543,803

Colorado—1.85%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	02/01/31	1,285	1,285,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	06/01/30	1,630	1,630,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	04/01/24	1,200	1,200,000
Colorado (State of) Housing and Finance Authority (Genesis Innovations, LLC and Saddlenotch, LLC); Series 2001, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	1.40%	09/01/21	175	175,000
Denver (City & County of) Board of Water Commissioners; Series 1999, Ref. Unlimited Tax Water GO Bonds	6.00%	10/01/10	250	261,300
Galleria Metropolitan District; Series 2004, Ref. VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	12/01/29	1,140	1,140,000
Water Valley Metropolitan District No. 2; Series 2005, VRD GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	12/01/24	535	535,000

				6,226,300

Delaware—0.99%

Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	11/01/22	3,320	3,320,000

District of Columbia—0.89%

District of Columbia (National Academy of Sciences); Series 2008 A, VRD Commercial Paper RB (LOC-Bank of America, N.A.) (a)(c)	0.32%	01/04/10	3,000	3,000,000

Florida—2.31%

Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (a)(c)	0.35%	05/01/22	855	855,000
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	10/01/21	1,340	1,340,000
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 1999 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)(f)	0.34%	08/01/20	2,295	2,295,000
Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	11/01/15	3,260	3,260,000

				7,750,000

Georgia—6.94%

Cobb (County of) Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP-Federal National Mortgage Association) (a)	0.25%	06/01/25	7,625	7,625,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	08/01/21	1,005	1,005,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)

DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)(f)	0.34%	04/01/24	$3,290	$3,290,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	01/01/20	2,325	2,325,000
Fulton (County of) Development Authority (Southside Medical Center, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	06/01/17	4,395	4,395,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.44%	05/01/24	1,220	1,220,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	11/01/27	1,460	1,460,000
Tallapoosa (City of) Development Authority (United States Can Co.); Series 1994, Ref. VRD IDR (LOC-Deutsche Bank A.G.) (a)(c)(g)	0.80%	02/01/15	2,000	2,000,000

				23,320,000

Illinois—11.23%

Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC-PNC Bank, N.A.) (a)(b)(c)(f)	0.60%	06/01/19	3,500	3,500,000
Aurora (City of) Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC-Harris N.A.) (a)(c)	0.25%	03/01/35	7,450	7,450,000
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-Harris N.A.) (a)(b)(c)(f)	0.52%	03/01/33	2,900	2,900,000
East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	1.40%	06/01/27	1,210	1,210,000
Fox Valley Park District; Series 2009, Unlimited Tax GO Bonds	2.50%	12/15/09	700	700,334
Illinois (State of) Development Finance Authority (Cloverhill Pastry Vend Corp.); Series 1993, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	2.04%	12/01/13	1,690	1,690,000
Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.80%	02/01/21	2,080	2,080,000
Illinois (State of) Educational Facilities Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC-Citibank N.A.) (a)(c)	0.32%	01/01/29	2,200	2,200,000
Illinois (State of) Eductional Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RB (LOC-Northern Trust Co.) (c)	0.35%	01/13/10	5,376	5,376,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-2, VRD RB (a)	0.75%	11/01/30	750	750,000
Illinois (State of) Finance Authority (Andre’s Imaging and Graphics, Inc.); Series 2007, Ref. VRD RB (LOC- U.S. Bank, N.A.) (a)(b)(c)	0.45%	07/01/27	200	200,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.30%	08/01/28	4,000	4,000,000
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.77%	05/01/14	250	250,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-Federal Home Loan Bank of Indianapolis) (a)(b)(c)	0.45%	12/01/39	990	990,000
Richmond (Village of) (Maclean-Fogg Co.); Series 1995, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.47%	02/01/10	1,000	1,000,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-Harris N.A.) (a)(b)(c)	0.56%	04/01/22	1,750	1,750,000
Upper Illinois River Valley Development Authority (Clover Properties LLC); Series 2004 VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.45%	07/01/20	1,675	1,675,000

				37,721,334

Indiana—8.92%

Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)(c)	1.05%	12/01/23	1,090	1,090,000
Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.80%	12/01/18	1,100	1,100,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development and Improvement RB (LOC-PNC Bank, N.A.) (a)(c)	0.34%	08/01/37	4,000	4,000,000
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc.);
Series 1998, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.80%	01/01/24	4,300	4,300,000
Series 1999, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.80%	01/01/29	1,300	1,300,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—(continued)

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.80%	02/01/25	$2,295	$2,295,000
Indiana (State of) Housing Finance Authority (Pedcor Investments-Cumberland Crossing Apartments Development); Series 1997 M-B, VRD MFH RB (CEP-Federal Home Loan Bank of Indianapolis) (a)(b)	0.68%	01/01/29	723	723,000
Indiana University (Trustees of); Series 2008 A, Consolidated RB	5.00%	06/01/10	975	996,495
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-Harris N.A.) (a)(b)(c)	0.52%	03/01/22	1,840	1,840,000
Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (LOC-Federal Home Loan Bank of Indianapolis) (a)(b)(c)	0.58%	06/01/30	2,140	2,140,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-Harris N.A.) (a)(b)(c)	0.56%	11/01/18	2,130	2,130,000
Noblesville (City of) (Princeton Lakes Apartments);
Series 2003 B, VRD Economic Development RB (CEP-Federal Home Loan Bank of Indianapolis) (a)(b)	0.45%	06/01/38	1,072	1,072,000
Series 2003 A, VRD Economic Development RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.45%	06/01/38	5,669	5,669,000
Portage (City of) (Pedcor Investments-Port Crossing III Apartments); Series 1995 B, VRD Economic Development RB (CEP-Federal Home Loan Bank of Indianapolis) (a)(b)	0.69%	08/01/30	602	602,000
University of Southern Indiana; Series 1999 G, Student Fee VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.80%	10/01/19	700	700,000

				29,957,495

Iowa—0.57%

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.50%	07/01/16	600	600,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO Bonds	2.50%	06/01/10	1,300	1,313,221

				1,913,221

Kansas—2.53%

Olathe (City of); Series 2009 B, Unlimted Tax GO Temporary Notes	1.50%	06/01/10	2,000	2,011,165
Shawnee (City of) (Shawnee Village Associates); Series 1984, IDR (LOC-JPMorgan Chase Bank, N.A.)(c)	0.59%	12/01/09	5,390	5,390,000
Shawnee (City of) (Simmons Co.); Series 1996, Private Activity VRD RB (LOC-Deutsche Bank A.G.) (a)(b)(c)(f)(g)	0.55%	12/01/16	1,090	1,090,000

				8,491,165

Kentucky—0.03%

Kentucky (State of) Rural Economic Development Authority (P.B. & S. Chemical Co., Inc.); Series 1990, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.74%	09/01/10	100	100,000

Maine—0.26%

Gorham (Town of) (Pettingill Group, LLC) Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.60%	04/01/24	875	875,000

Maryland—2.07%

Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.33%	01/11/10	5,000	5,000,000
Baltimore (County of), (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.45%	09/01/20	1,180	1,180,000
Maryland (State of) Health & Higher Educational Facilities Authority (North Arundel Hospital Association, Inc.); Series 2000, RB (d)(e)	6.50%	07/01/10	500	522,034
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.); Series 2000, RB (d)(e)	6.75%	07/01/10	250	261,244

				6,963,278

Massachusetts—1.82%

Massachusetts (State of) Development Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC-TD Bank, N.A.) (a)(b)(c)	0.45%	06/01/18	1,100	1,100,000
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.) (c)	0.35%	01/05/10	5,000	5,000,000

				6,100,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—3.28%

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD MFH RB (CEP-Federal Home Loan Bank of Indianapolis) (a)(b)	0.69%	07/01/32	$250	$250,000
Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	1.40%	08/01/28	200	200,000
University of Michigan Board of Regents; Series 2005A, RB	5.00%	04/01/10	1,000	1,015,322
West Bloomfield School District; Series 2000, Unlimited Tax School Building and Site GO Bonds (d)(e)	5.70%	05/01/10	650	663,379
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (a)(c)	0.64%	04/01/22	8,890	8,890,000

				11,018,701

Minnesota—5.76%

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(c)	0.31%	10/01/23	725	725,000
Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO Bonds	1.25%	09/30/10	1,000	1,005,194
Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO Bonds	1.50%	09/10/10	1,450	1,460,051
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program); Series 2009, COP	2.00%	09/10/10	2,250	2,275,976
St. Louis Park (City of) (Park Nicollet Health Services); Series 2008 B-1, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.24%	07/01/37	10,500	10,500,000
St. Paul (City of) Port Authority; Series 2009-8 R, VRD District Heating RB (LOC-Deutsche Bank) (a)(b)(c)(g)	0.37%	12/01/28	700	700,000
Winona (City of) Port Authority (Bay State Milling Co.); Series 2001A, Ref. VRD IDR (LOC-Harris N.A.) (a)(b)(c)	0.56%	06/01/11	2,700	2,700,000

				19,366,221

Mississippi—0.45%

Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO Bonds (CEP-Chevron Corp.) (a)	0.46%	11/01/24	1,500	1,500,000

Missouri—3.37%

Bridgeton (City of) Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.45%	07/01/30	3,710	3,710,000
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.) (a)(c)	0.34%	07/01/24	2,490	2,490,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Bank of Des Moines) (a)	0.35%	12/01/19	3,230	3,230,000
Wright City (City of) (Watlow Process Systems); Series 2002, VRD IRD (LOC- Bank of America, N.A.) (a)(b)(c)	0.44%	04/01/32	1,900	1,900,000

				11,330,000

Nevada—0.40%

Henderson (City of) (Catholic Healthcare West); Series 1999 A, Health Facility RB (d)(e)	6.75%	07/01/10	440	459,788
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)(b)	0.72%	10/01/37	900	900,000

				1,359,788

New Hampshire—0.54%

New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.52%	11/01/19	1,800	1,800,000

New Jersey—0.73%

Cape May (County of); Unlimited Tax GO Bonds	4.00%	07/15/10	800	817,268
New Jersey (State of) Economic Development Authority (Institute of Electrical and Electronics Engineers, Inc.); Series 2001 B, VRD Economic Development RB (LOC- Wells Fargo Bank, N.A.) (a)(c)	0.29%	04/01/14	1,650	1,650,000

				2,467,268

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—0.09%

Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.50%	06/01/18	$300	$300,000

North Carolina—9.37%

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	11/01/23	3,330	3,330,000
Cabaruss (County of) Industrial Facilities and Pollution Control Financing Authority (Cannon Memorial YMCA); Series 2002, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	08/01/23	1,680	1,680,000
Guilford (County of) Industrial Facilities and Pollution Control Financing Authority (High Point Textile Auxiliaries LLC); Series 2000, Ref. VRD Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	06/01/12	1,500	1,500,000
Mecklenburg (County of) Industrial Facilities and Pollution Control Financing Authority (Southern Stell Co., LLC); Series 2002, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	03/02/15	2,725	2,725,000
North Carolina (State of) Capital Facilities Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.28%	09/01/27	4,010	4,010,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	10/01/17	1,495	1,495,000
North Carolina (State of) Educational Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	06/01/18	700	700,000
North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	07/01/19	2,005	2,005,000
North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.35%	07/01/31	1,400	1,400,000
North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.34%	08/01/23	1,825	1,825,000
North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	10/01/18	1,605	1,605,000
North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	05/15/16	1,255	1,255,000
University of North Carolina at Chapel Hill Board of Governors; Series 2006 A, Commercial Paper Bonds	0.27%	12/08/09	6,150	6,150,000
Winston-Salem (City of) (Northeast Winston Ventures LP); Series 1997 A, VRD MFH RB (LOC- Wells Fargo Bank, N.A.) (a)(b)(c)	0.45%	11/01/27	1,790	1,790,000

				31,470,000

North Dakota—0.79%

Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank N.A.) (a)(c)	0.41%	12/01/14	2,655	2,655,000

Ohio—2.41%

Columbus (State of); Series 2009 B, Various Purpose Unlimited Tax GO Bonds	4.00%	07/01/10	700	714,462
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.) (a)(c)	0.61%	11/15/19	320	320,000
Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	1,500	1,505,173
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP-Federal Home Loan Bank of Indianapolis) (a)(b)(f)	0.60%	01/01/34	370	370,000
Ohio (State of) (Buckeye Savers Bond); Series L, Highway Capital Improvement Unlimited Tax GO Bonds	3.50%	05/01/10	150	151,733
Ohio (State of);
Series 1999 A, Common Schools Capital Facilities Unlimited Tax GO Bonds (d)(e)	5.75%	02/01/10	500	509,353
Series 2001 A, Common Schools Capital Facilities Unlimited Tax GO Bonds (d)(e)	4.75%	06/15/10	1,550	1,584,836
Series 2001 F, Highway Capital Improvement Unlimited Tax GO Bonds	4.13%	05/01/10	500	506,949
Series 2001 II A, Higher Education Capital Facilities RB	5.50%	12/01/09	940	940,000
Vandalia-Butler City School District; Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	1,500	1,502,756

				8,105,262

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon—1.00%

Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.56%	07/01/27	$2,110	$2,110,000
Portland (City of) (Central City Streetcar Project); Series 2009 A, Limited Tax Ref. RB	1.00%	04/01/10	1,260	1,261,663

				3,371,663

Pennsylvania—3.48%

Chester (County of) Health and Education Facilities Authority (Simpson Meadows); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	10/01/30	2,545	2,545,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.39%	12/01/25	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.39%	08/01/22	425	425,000
Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD Economic Development RB (LOC- PNC Bank, N.A.) (a)(c)	0.39%	04/01/18	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.64%	04/01/17	525	525,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program- Indiana Regional Medical Center); Series 2006 A2, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.34%	06/01/11	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- Plymouth Meeting Friends School) Series 2001 C-2, VRD Economic Development RB (LOC- PNC Bank, N.A.) (a)(c)	0.39%	08/01/26	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program-The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.39%	12/01/26	550	550,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.64%	12/01/26	625	625,000
Pennsylvania (State of) Economic Development Financing Authority (The Herr Group); Series 2000 H7, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.64%	12/01/21	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.39%	08/01/26	375	375,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.34%	08/01/35	660	660,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C3, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.39%	11/01/18	900	900,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); VRD Commercial Development RB (LOC-PNC Bank, N.A.) (a)(c)	0.55%	12/01/14	1,900	1,900,000
Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	07/01/28	395	395,000

				11,700,000

Rhode Island—0.45%

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited GO TAN	2.50%	06/30/10	1,500	1,517,117

South Carolina—5.37%

Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO Bonds	2.00%	08/01/10	1,500	1,512,907
Greenville (County of) School District; Series 2009 C, Unlimited Tax GO Bonds	2.00%	06/01/10	2,000	2,014,936
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.) (a)(c)(f)	0.35%	09/01/18	4,700	4,700,000
South Carolina (State of) Jobs-Economic Development Authority (Family YMCA of Greater Florence); Series 2000, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	06/01/15	1,500	1,500,000
South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	12/01/13	1,350	1,350,000
Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO Bonds	3.00%	04/01/10	1,490	1,502,550

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)

Union (City of) Hospital District; Series 2000, VRD Healthcare RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	09/01/20	$5,460	$5,460,000

				18,040,393

Tennessee—0.54%

Jackson (City of) Health, Educational and Housing Facility Board (Union University); Series 2000, VRD RB (CEP- Federal Home Loan Bank of Cincinnati) (a)	0.46%	04/01/15	1,160	1,160,000
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.50%	03/01/26	650	650,000

				1,810,000

Texas—7.38%

Austin (City of) Public Property Finance Contractual Obligations; Series 2009, Limited Tax GO Bonds	2.50%	05/01/10	650	655,115
Austin (City of); Series 2009, Limited Tax GO Ctfs.	2.50%	09/01/10	565	572,931
Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC-University Parking System); Series 2004 A, Ref. VRD RB (LOC-BNP Paribas) (a)(c)(g)	1.06%	05/01/35	5,000	5,000,000
Cypress-Fairbanks Independent School District; Series 2000, Unlimited Tax Schoolhouse GO Bonds (d)(e)	5.50%	02/15/10	500	505,260
Fort Bend (County of); Series 2009, Ref. Limited Tax GO Bonds	4.00%	03/01/10	205	206,567
Garland (City of); Series 2008, GO Commercial Paper Notes	0.28%	12/02/09	2,500	2,500,000
Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1985, VRD PCR (a)(g)	0.45%	11/01/19	1,700	1,700,000
Series 1983, VRD PCR (a)(g)	0.50%	03/01/14	1,750	1,750,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC-Bank of New York Mellon) (a)(c)	1.18%	03/01/33	4,800	4,800,000
Houston (City of); Series 2009 A, Public Improvement Ref. Limited Tax GO Bonds	2.00%	03/01/10	1,700	1,706,102
Killeen (City of); Series 2009, Ref. Limited Tax GO Bonds	1.25%	08/01/10	1,130	1,135,250
San Angelo (City of); Series 2009, Combination Tax & Limited Surplus GO Bonds	2.00%	02/15/10	770	771,814
San Antonio (City of); Series 2008 A, Ref. Electric and Gas Systems RB	5.50%	02/01/10	550	554,144
Texas (State of); Series 2009, TAN	2.50%	08/31/10	1,000	1,015,869
Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	900	905,548
Tyler (City of) Independent School District; Series 2005 A, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.50%	02/15/10	1,000	1,005,548

				24,784,148

Virginia—0.59%

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	470	474,970
Norfolk (City of) Redevelopment and Housing Authority (Meredith Realty Ghent Properties, LLC); Series 2000, Ref. VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	01/01/21	1,490	1,490,000

				1,964,970

Washington—3.78%

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(c)	0.34%	12/01/19	10,000	10,000,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC- U.S. Bank, N.A.) (a)(b)(c)	0.56%	11/01/23	1,000	1,000,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship and Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	11/01/32	805	805,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, MFH VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.56%	12/01/15	250	250,000
Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.34%	10/01/32	645	645,000

				12,700,000

West Virginia—0.31%

Keyser (City of) (Keyser Associates); Ref. VRD IDR (LOC-PNC Bank, N.A.) (a)(c)(f)	0.39%	07/01/14	400	400,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia—(continued)

West Virgina (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2000A, Hospital RB (d)(e)	6.75%	09/01/10	$605	$639,033

				1,039,033

Wisconsin—2.08%

Marathon (County of); Series 2009 A, Unlimited Tax GO Promissory Notes	2.50%	12/01/09	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(c)	0.30%	02/03/10	4,775	4,775,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.80%	07/01/35	1,210	1,210,000

				6,985,000

TOTAL INVESTMENTS—99.35% (Cost $333,774,160) (h)(i)				333,774,160

OTHER ASSETS LESS LIABILITIES—0.65%				2,180,984

NET ASSETS—100.00%				$335,955,144

Investment Abbreviations:

BAN	—	Bond Anticipation Note
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
Ctfs.	—	Certificates
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sr.	—	Senior
TAN	—	Tax Anticipation Notes
VRD	—	Variable Rate Demand
Wts.	—	Warrants
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(b)	Security subject to the alternative minimum tax.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2009 was $23,420,000, which represented 6.97% of the Fund’s Net Assets.

(g)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5%: 3.6%.

(h)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	23.3%
PNC Bank, N.A.	8.8
Bank of America, N.A.	8.8
JPMorgan Chase Bank, N.A.	8.2
U.S. Bank, N.A.	6.5
Harris Bank, N.A.	5.6
Federal Home Loan Bank	5.2
See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust
Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

AIM Treasurer’s Series Trust
E.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$3,803,110,137	$—	$3,803,110,137
Premier U.S. Government Money Portfolio	—	1,431,182,334	—	1,431,182,334
Premier Tax-Exempt Portfolio	—	333,774,160	—	333,774,160

Item 2. Controls and Procedures.
(a)	As of December 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2009, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
                Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Treasurer’s Series Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: January 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: January 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: January 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.